Shareholder Report, Holdings (Details) - Capital Group Core Equity ETF	May 31, 2024
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Shortterm securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%